Financial liabilities at fair value through profit or loss - Schedule of Fair Value of Warrants (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Schedule Of Fair Value Of Warrants Abstract
Opening balance	¥ 0
Issuance of warrants upon restructuring of convertible bonds	3,594
Fair value changes	18,740
Exchange differences	(290)
Closing balance	¥ 22,044